Schedule of Goodwill by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2013	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, Gross	$ 4,162.2		$ 4,162.9
Period Increase (Decrease)	0.9		(0.7)
Translation adjustment	0.9		(0.7)
Goodwill, Gross	4,163.1		4,162.2
Accumulated impairment charges	(1,953.8)		(1,953.8)			(1,953.8)
Goodwill	2,209.3		2,208.4		2,208.5	2,209.1
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, Gross	2,794.4		2,794.4
Period Increase (Decrease)	0		0
Translation adjustment	0		0
Goodwill, Gross	2,794.4		2,794.4
Accumulated impairment charges	(1,571.4)		(1,571.4)			(1,571.4)
Goodwill	1,223.0		1,223.0			1,223.0
Public [Member]
Goodwill [Roll Forward]
Goodwill, Gross	1,261.4		1,261.4
Period Increase (Decrease)	0		0
Translation adjustment	0		0
Goodwill, Gross	1,261.4		1,261.4
Accumulated impairment charges	(354.1)		(354.1)			(354.1)
Goodwill	907.3		907.3			907.3
Other [Member]
Goodwill [Roll Forward]
Goodwill, Gross	106.4	[1]	107.1	[1]
Period Increase (Decrease)	0.9	[1]	(0.7)	[1]
Translation adjustment	0.9	[1]	(0.7)	[1]
Goodwill, Gross	107.3	[1]	106.4	[1]
Accumulated impairment charges	(28.3)	[1]	(28.3)	[1]		(28.3)	[1]
Goodwill	$ 79.0	[1]	$ 78.1	[1]		$ 78.8	[1]

[1]	Other is comprised of CDW Advanced Services and Canada reporting units.